Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Supply/Service Agreements	Computer system	Goodwill	Total
	RM	RM	RM	RM
June 30, 2026

Cost
As of July 1	31,864,594	78,000,000	29,884,537	139,749,131
Exchange realignment	-	(2,129,217)	-	(2,129,217)
As of June 30	31,864,594	75,870,783	29,884,537	137,619,914

Accumulated amortization and impairment loss
As of July 1	(13,011,375)	(65,244,989)	(7,734,427)	(85,990,791)
Charge for the year	(3,186,459)	(12,446,274)	-	(15,632,733)
Impairment loss	(15,666,760)	-	(22,150,110)	(37,816,870)
Exchange realignment	-	1,820,480	-	1,820,480
As of June 30	(31,864,594)	(75,870,783)	(29,884,537)	(137,619,914)

Net carrying amount
As of June 30, 2026	-	-	-	-

	Supply/Service Agreements	Computer system	Goodwill	Total
	RM	RM	RM	RM
June 30, 2025

Cost
As of July 1	31,864,594	108,183,437	29,884,537	169,932,568
Additions	-	-	-	-
Written off	-	(30,183,437)	-	(30,183,437)
As of June 30	31,864,594	78,000,000	29,884,537	139,749,131

Accumulated amortization and impairment loss
As of July 1	(9,824,916)	(71,348,434)	-	(81,173,350)
Charge for the year	(3,186,459)	(15,744,999)	-	(18,931,458)
Written off	-	29,893,433	-	29,893,433
Impairment loss	-	(8,044,989)	(7,734,427)	(15,779,416)
As of June 30	(13,011,375)	(65,244,989)	(7,734,427)	(85,990,791)

Net carrying amount
As of June 30, 2025	18,853,219	12,755,011	22,150,110	53,758,340